Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances

(CAD$ in millions)	Principal Place of Business	Percentage of Ownership Interest and Voting Rights Held by Non-Controlling Interest	December 31, 2021	December 31, 2020
Carmen de Andacollo	Region IV, Chile	10%	$24	$26
Quebrada Blanca (a)	Region I, Chile	40%	612	526
Elkview Mine Limited Partnership	British Columbia, Canada	5%	86	74
Compañía Minera Zafranal S.A.C.	Arequipa Region, Peru	20%	46	43
			$768	$669
25.    Non-Controlling Interests (continued)

a) Quebrada Blanca

The non-controlling interest in QBSA, the entity that owns QB2, consists of SMM/SC, who subscribed for a 30% indirect interest in QBSA in 2019, and ENAMI, a Chilean state-owned agency that holds a 10% preference share interest. ENAMI’s interest in QBSA does not require ENAMI to make contributions toward QBSA’s capital spending.

The following is the summarized financial information for Quebrada Blanca before intra-group eliminations. Quebrada Blanca has non-controlling interests that are considered material to our consolidated financial statements.

(CAD$ in millions)	December 31, 2021	December 31, 2020
Summarized balance sheet
Current assets	$166	$221
Current liabilities	731	698
Current net assets	(565)	(477)
Non-current assets	11,699	8,575
Non-current liabilities	7,328	4,841
Non-current net assets	4,371	3,734
Net assets	$3,806	$3,257

Accumulated non-controlling interests	$612	$526

Summarized statement of comprehensive income (loss)
Revenue	$136	$116
Loss for the period	(182)	(291)
Other comprehensive income (loss)	(10)	(47)
Total comprehensive income (loss)	$(192)	$(338)

Loss allocated to non-controlling interests	$(20)	$(95)

Summarized cash flows
Cash flows from operating activities	$(516)	$(442)
Cash flows from investing activities	(2,597)	(1,657)
Cash flows from financing activities	3,117	1,668
Effect of exchange rates on cash and cash equivalents	2	8
Net increase (decrease) in cash and cash equivalents	$6	$(423)